ACCOUNTS AND NOTES RECEIVABLE, NET (Details Textual) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes, Loans and Financing Receivable, Net, Current	$ 90	$ 0
Allowance for Doubtful Accounts Receivable	400	$ 400
Allowance For Doubtful Accounts Receivables	$ 1,600